Shareholder Report, Holdings (Details) - C000030507	Sep. 30, 2024
10239902
Holdings [Line Items]
Percent of Net Asset Value	11.80%
10239363
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.20%
AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	23.60%
AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.10%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%